Financial instruments and risk management - Credit risk - Additional information (Detail) - Credit risk [Member] - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Description of customers receivable owing	The Group had approximately 113 customers (2017: 115 customers) that owed the Group more than US$5 million each and these balances accounted for approximately 84% (2017: 78%) of all trade receivables. There were 17 customers (2017: 23 customers) with balances greater than US$20 million accounting for just over 34% (2017: 35%) of all trade receivables.
More than US dollar 5 million [member]
Disclosure Of Financial Instruments [Line Items]
Number of customers	113	115
Per cent of trade receivables	84.00%	78.00%
Greater than US dollar 20 million [member]
Disclosure Of Financial Instruments [Line Items]
Number of customers	17	23
Per cent of trade receivables	34.00%	35.00%